Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Cash Flows Provided by (Used in) Operating Activities
Net Income		$ 2,630	$ 1,962	$ 5,119	$ 4,100
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(86)	(66)	(171)	(124)
Depreciation of premises and equipment		248	245	499	498
Depreciation of other assets		1	3	3	7
Amortization of intangible assets		296	296	590	584
Write-down of goodwill and intangible assets		18	0	29	1
Provision for credit losses (Note 3)		739	1,054	1,485	2,065
Deferred taxes		(131)	65	(115)	236
Share of (profit) loss in associates and joint ventures		(37)	2	(78)	(47)
Changes in operating assets and liabilities:
Trading securities		(11,765)	2,722	(20,060)	(5,370)
Derivative assets		12,946	7,520	449	(782)
Derivative liabilities		(7,706)	(10,570)	434	(2,187)
Current income taxes		325	146	107	170
Accrued interest receivable and payable		209	(166)	(106)	(415)
Insurance-related liabilities		(83)	(203)	685	568
Brokers, dealers and clients receivable and payable		8,315	(2,899)	4,449	(2,216)
Other items and accruals, net		(6,257)	6,473	(3,182)	(2,699)
Deposits		13,243	(12,363)	7,709	(21,405)
Loans		(11,428)	(3,307)	(12,252)	(2,001)
Securities sold but not yet purchased		15,654	10,577	9,181	18,635
Securities lent or sold under repurchase agreements		(6,562)	769	(6,072)	9,029
Securities borrowed or purchased under resale agreements		(8,203)	(12,182)	9,098	(9,271)
Securitization and structured entities’ liabilities		6,758	6,729	13,123	12,303
Net Cash Provided by (Used in) Operating Activities		9,124	(3,193)	10,924	1,679
Cash Flows Provided by (Used in) Financing Activities
Net increase (decrease) in liabilities of subsidiaries		3,763	279	6,817	(715)
Proceeds from issuance of subordinated debt (Note 4)		0	1,250	0	1,250
Repayment of subordinated debt (Note 4)		0	0	(25)	0
Redemption of preferred shares (Note 6)		0	0	(1,250)	(300)
Net proceeds from issuance of common shares (Note 6)		20	20	88	64
Net sale (purchase) of treasury shares		5	22	(4)	15
Common shares repurchased for cancellation (Note 6)		(1,160)	(963)	(2,228)	(1,136)
Cash dividends and distributions paid		(1,260)	(1,224)	(2,578)	(2,507)
Cash dividends paid to non-controlling interest		(3)	(3)	(3)	(3)
Repayment of lease liabilities		(100)	(78)	(179)	(138)
Net Cash Provided by (Used in) Financing Activities		1,265	(697)	638	(3,470)
Cash Flows Provided by (Used in) Investing Activities
Interest bearing deposits with banks		(472)	(20)	(586)	432
Purchases of securities, other than trading		(24,340)	(16,819)	(37,903)	(35,375)
Maturities of securities, other than trading		6,150	8,682	11,138	25,382
Proceeds from sales of securities, other than trading		5,558	3,984	14,977	13,111
Net purchases of premises and equipment and software		(476)	(439)	(860)	(825)
Acquisition (Note 13)	[1]	0	0	(48)	0
Net Cash Provided by (Used in) Investing Activities		(13,580)	(4,612)	(13,282)	2,725
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(365)	(2,596)	(1,942)	(670)
Net increase (decrease) in Cash and Cash Equivalents		(3,556)	(11,098)	(3,662)	264
Cash and Cash Equivalents at Beginning of Period		67,378	76,460	67,484	65,098
Cash and Cash Equivalents at End of Period	[2]	63,822	65,362	63,822	65,362
Net cash provided by operating activities includes:
Interest paid in the period	[3]	9,333	10,423	19,159	22,100
Income taxes paid in the period		476	826	1,359	1,306
Interest received in the period		14,145	14,807	28,812	30,920
Dividends received in the period		$ 779	$ 637	$ 1,362	$ 1,363

[1]	This amount is net of $13 million cash and cash equivalents acquired as part of the acquisition of Burgundy Asset Management Ltd. (Burgundy) for the six months ended April 30, 2026.
[2]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $58 million as at April 30, 2026 ($108 million as at October 31, 2025).
[3]	Includes dividends paid on securities sold but not yet purchased.